Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 977,000
Previously Paid Amount	0.00
Total Fee Amount	134.92
Total Offset Amount	0.00
Net Fee	134.92
Narrative - Max Aggregate Offering Price	$ 977,000
Final Prospectus	true